Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial assets, other than cash and short-term deposits
	June 30 2021 £’000	December 31 2020 £’000
Debt instruments at amortised cost
Trade receivables	12,715	7,243
Contract assets	153	599
Lease deposits	1,954	2,653

	14,822	10,495

Current	14,822	10,495
Non-current	-	-

Schedule of financial liabilities held by the Group
	June 30 2021 £’000	December 31 2020 £’000
Financial liabilities at amortised cost
Current:
Lease liabilities	14,125	6,540
Stocking loans	116,155	86,709
Mortgages	523	1,368
Warrants	6,648	-

	137,451	94,617
Non- current:
Lease liabilities	46,702	41,508
Mortgages	1,776	2,126
Warrants	-	-

	48,478	43,634